Significant Accounting Policies - Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Significant Accounting Policies
Total financial instruments	$ 11,944,549	$ 23,627,990
Carrying Value | A&R LSA
Significant Accounting Policies
Total financial instruments	10,802,355
Carrying Value | Pacific Western Bank Tranche I note
Significant Accounting Policies
Total financial instruments		2,488,572
Carrying Value | Pacific Western Bank Tranche II note
Significant Accounting Policies
Total financial instruments		2,820,382
Carrying Value | Pacific Western Bank Tranche III note
Significant Accounting Policies
Total financial instruments		3,760,509
Carrying Value | CSC build-to-suit equipment financing, net of discount
Significant Accounting Policies
Total financial instruments	1,142,194
Carrying Value | UNC promissory note
Significant Accounting Policies
Total financial instruments		2,257,684
Carrying Value | Convertible notes
Significant Accounting Policies
Total financial instruments		9,837,984
Carrying Value | Warrant liabilities
Significant Accounting Policies
Total financial instruments		2,462,859
Level 2 | Fair Value
Significant Accounting Policies
Total financial instruments	11,723,785	11,408,823
Level 2 | Fair Value | A&R LSA
Significant Accounting Policies
Total financial instruments	10,412,650
Level 2 | Fair Value | Pacific Western Bank Tranche I note
Significant Accounting Policies
Total financial instruments		2,512,301
Level 2 | Fair Value | Pacific Western Bank Tranche II note
Significant Accounting Policies
Total financial instruments		2,845,194
Level 2 | Fair Value | Pacific Western Bank Tranche III note
Significant Accounting Policies
Total financial instruments		3,793,644
Level 2 | Fair Value | CSC build-to-suit equipment financing, net of discount
Significant Accounting Policies
Total financial instruments	$ 1,311,135
Level 2 | Fair Value | UNC promissory note
Significant Accounting Policies
Total financial instruments		2,257,684
Level 3 | Fair Value
Significant Accounting Policies
Total financial instruments		31,165,127
Level 3 | Fair Value | Convertible notes
Significant Accounting Policies
Total financial instruments		28,702,268
Level 3 | Fair Value | Warrant liabilities
Significant Accounting Policies
Total financial instruments		$ 2,462,859